DEFERRED TAX LIABILITIES	12 Months Ended
Dec. 31, 2011
Deferred Tax Liabilities [Abstract]
Deferred Tax Liabilities [Text Block]
20	DEFERRED TAX LIABILITIES

The deferred tax liabilities were arising from the acquisition of intangible assets from Fuzhou H-Band on July 10, 2011. The deferred income tax credited to the statement of operation for the year ended December 31, 2011 amounted to 269,757.